39047-P1 06/25

SUPPLEMENT DATED JUNE 24, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM INTERNATIONAL EQUITY FUND

Effective June 30, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following is added to the section titled “Fund summary – Your fund’s management –Portfolio manager” in the Fund’s Summary Prospectus and Prospectus:

David Morgan

Portfolio Manager of Franklin Templeton Investment Management Limited (“FTIML”) and portfolio manager of the fund since June 2025

2)	The following replaces the section titled “Who oversees and manages the fund? – Portfolio manager” in the Fund’s Prospectus:

Portfolio managers. The portfolio managers identified below are primarily responsible for the day-to-day management of the fund’s portfolio:

Vivek Gandhi, CFA Portfolio Manager of FTIML
Mr. Gandhi has been a portfolio manager of the fund since 2018. He joined FTIML in 1999*.

David Morgan, Portfolio Manager of FTIML

Mr. Morgan has been a portfolio manager of the fund since June 2025. He joined FTIML in 2020*.

*Effective November 1, 2024, Putnam Investments Limited, a sub-advisor to the fund prior to November 1, 2024, merged with and into FTIML.

3)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in the Fund’s SAI:

Portfolio manager	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
David Morgan*	None	None	None	None	None	None

*Information provided as of May 31, 2025.

4)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Owned
David Morgan*	$0

*Information provided as of May 31, 2025.

Shareholders should retain this Supplement for future reference.

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